Share Capital and shareS issuable (Details Narrative)					1 Months Ended		12 Months Ended
	Feb. 05, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Dec. 09, 2021 USD ($) shares	Dec. 09, 2021 $ / shares	Apr. 30, 2022 shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Stock issued to employees for compensation, shares | shares							529,335	529,335	534,294	909,386
Stock issued to employees for compensation							$ 59,796		$ 95,294	$ 76,797
Proceeds from private placement			$ 1,300,000
Number of issuance of common shares | shares			13,166,400
Purchase price | $ / shares				$ 0.125
Number of common shares issued | shares	10,231,784	600,000			1,953,125	23,162,579				1,153,095
Fair value of common shares	$ 1,225,000	$ 107,461					916,290
Shares issued to partner creditor, shares | shares		400,000
Shares issued to partner creditor		$ 36,310							36,310
Fair value of Agent Warrants						$ 210,278
Principal conversion amount							$ 1,042,951	$ 1,311,111
Number of shares converted | shares							10,488,884	10,488,884		1,038,095
Value of derivative liabilities settled with conversions allocated to equity							$ 1,833,731
Number of PBIC common stock issued during the period | shares										15,000,000
Issuance cost recognized in share capital										$ 11,508
Issuance cost in contributed surplus										5,083
Pproceeds from issuance of common stock										$ 1,067,744
Value of common stock issued for debt conversion									$ 112,863
Stock issued for long term debt, shares | shares										115,000
Stock issued for long term debt, value										$ 9,746
Common units issued to service providers, shares | shares										2,300,000
Common units issued to service providers										$ 163,543
Owner Of G H [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued | shares										200,000
Fair value of common shares										$ 12,812